CASH, CASH EQUIVALENTS AND INVESTMENTS (Details) (USD $)	12 Months Ended			0 Months Ended															0 Months Ended	3 Months Ended															12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 03, 2012 iTV Media Inc. Convertible Bond	Dec. 31, 2013 Cost Method	Dec. 31, 2012 Cost Method	Dec. 31, 2013 Cost Method Cortina	Dec. 31, 2012 Cost Method Cortina	Dec. 31, 2013 Cost Method GCT SemiConductor, Inc.	Dec. 31, 2012 Cost Method GCT SemiConductor, Inc.	Dec. 31, 2013 Cost Method Xalted Networks	Dec. 31, 2012 Cost Method Xalted Networks	Dec. 31, 2013 Cost Method SBI	Dec. 31, 2012 Cost Method SBI	Dec. 31, 2012 Cost Method iTV Media Inc.	Dec. 31, 2013 Equity Method	Dec. 31, 2012 Equity Method	Dec. 31, 2013 Equity Method iTV Media Inc.	Jan. 02, 2013 Equity Method iTV Media Inc. Convertible Bond	Dec. 31, 2013 Equity Method iTV Media Inc. Convertible Bond	Jun. 30, 2013 Equity Method iTV Media Inc. Convertible Bond	Dec. 31, 2013 Equity Method ACELAND	Dec. 31, 2012 Equity Method ACELAND	Dec. 31, 2012 Equity Method Beijing Bodashutong Technology	Dec. 31, 2013 Equity Method Shareholder Loan to ACELAND	Dec. 31, 2012 Equity Method Shareholder Loan to ACELAND	Dec. 31, 2013 Available for sale	Dec. 31, 2012 Available for sale	Dec. 31, 2013 Available for sale iTV Media Inc.	Dec. 31, 2012 Available for sale iTV Media Inc.	Dec. 31, 2013 Available for sale AioTV	Dec. 31, 2012 Available for sale AioTV	Dec. 31, 2013 Available for sale UTStarcom Hong Kong Holdings Ltd.	Dec. 31, 2012 Available for sale UTStarcom Hong Kong Holdings Ltd.	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 China Minimum	Dec. 31, 2013 China Maximum
CASH, CASH EQUIVALENTS AND INVESTMENTS
Bank notes	$ 0	$ 296,000
Maturity period of bank notes receivable																																			3 months	1 year	3 months	6 months
Sale of bank notes	0	0	0
Long-term investments	74,588,000	62,443,000			6,081,000	21,638,000	3,348,000	3,348,000	811,000	811,000	22,000	279,000	1,900,000	2,306,000	14,894,000	14,536,000	9,805,000	5,308,000				2,109,000	2,109,000	577,000	7,119,000	7,119,000	53,971,000	31,000,000	25,971,000	3,000,000	8,000,000	8,000,000	20,000,000	20,000,000
Principal amount of consideration received				$ 3,000,000															$ 5,000,000	$ 12,100,000	$ 15,000,000